Consolidated Balance Sheets (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Series B Convertible Preferred Stock [Member]
Liquidiation preferences	153,122,671	153,156,986	153,148,361
Convertible Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Stock , shares authorized	150,000	150,000	150,000
Convertible Preferred Stock , shares outstanding	150,000	150,000	150,000
Convertible Preferred Stock , shares issued	150,000	150,000	150,000
Preferred Stock, shares outstanding	150,000	150,000	150,000
Series D Preferred Units [Member]
Liquidiation preferences	36,226,000	35,170,167	0
Convertible Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Stock , shares authorized	1,400,000	1,400,000	1,400,000
Convertible Preferred Stock , shares outstanding	1,400,000	1,400,000	1,400,000
Convertible Preferred Stock , shares issued	1,400,000	1,400,000	1,400,000
Series E Redeemable Preferred Stock [Member]
Liquidiation preferences	983,206	0
Dividend rate, percentage	8.00%	8.00%	8.00%
Convertible Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Stock , shares authorized	10,000,000	10,000,000	10,000,000
Convertible Preferred Stock , shares outstanding	97,860	0	0
Convertible Preferred Stock , shares issued	97,860	0	0
Class P Common Stock [Member]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	30,000,000	30,000,000	30,000,000
Common Stock, shares issued	11,568,240	11,457,294	11,280,098
Common Stock, shares outstanding	11,568,240	11,457,294	11,280,098
Class A Common Stock [Member]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	230,000,000	230,000,000	230,000,000
Common Stock, shares issued	3,300,779	3,252,608	3,383,583
Common Stock, shares outstanding	3,300,779	3,252,608	3,383,583
Class T Common Stock [Member]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	5,502,213	5,446,198	5,373,889
Common Stock, shares outstanding	5,502,213	5,446,198	5,373,889
Class W Common Stock [Member]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	70,000,000	70,000,000	70,000,000
Common Stock, shares issued	729,194	720,067	704,761
Common Stock, shares outstanding	729,194	720,067	704,761
Class Y Common Stock [Member]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	200,000,000	200,000,000	200,000,000
Common Stock, shares issued	5,538,526	5,459,946	4,049,909
Common Stock, shares outstanding	5,538,526	5,459,946	4,049,909
Class Z Common Stock [Member]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	70,000,000	70,000,000	70,000,000
Common Stock, shares issued	582,287	576,712	346,393
Common Stock, shares outstanding	582,287	576,712	346,393